SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less accumulated depreciation:	$ (22,461)	$ (3,863)
Property and equipment, net	102,420	117,499
Computers [Member]
Property, Plant and Equipment [Line Items]
Equipment	5,062	5,062
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	$ 119,819	$ 116,300